Description of the Plan (Details) - EBP 005 customer in Millions		5 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 22, 2020 loan	Dec. 31, 2025 USD ($) customer state loan	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Number of customers | customer			3.8
Number of states the entity operates in | state			6
Maximum pre-tax, catch-up and Roth basis annual compensation to total compensation, percentage			0.50
Maximum after-tax annual compensation to total compensation, percentage			25.00%
Maximum annual compensation to total compensation, percentage			0.75
Discretionary contribution			$ 9,827,840
Annual Next Gen Employer Contribution, percentage			0.045
Automatic deferral rate			6.00%
Minimum borrowing, amount			$ 1,000
Maximum borrowing, amount			$ 50,000
Maximum borrowing, to total account, percentage			50.00%
Maximum number of loans | loan		3	2
General loan, maximum borrowing term			5 years
Primary residence, maximum borrowing term	30 years		15 years
Maximum term for repayment deferral			1 year
Involuntary cash-out limit			$ 1,000
Rollover limit			$ 7,000
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate			3.25%	3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate			10.50%	10.50%
Non-Eligible Pension Plans
EBP, Description of Plan [Line Items]
Matching percentage			50.00%
Participant compensation matched, percentage			6.00%
Account Balance II
EBP, Description of Plan [Line Items]
Matching percentage			100.00%
Participant compensation matched, percentage			6.00%
Account Balance I
EBP, Description of Plan [Line Items]
Matching percentage			75.00%
Participant compensation matched, percentage			6.00%
NIPSCO Union Pension Plan
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage			11.10%